Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 12 — COMMITMENTS AND CONTINGENCIES

Ground leases. The Company was assigned ground leases in the Borgata Transaction as discussed in Note 3. Such amounts will be paid by the Tenant pursuant to the Master Lease through 2046 (including renewal periods). Estimated minimum lease payments pursuant to the ground leases through 2070 are as follows:

(in thousands)
Year ending December 31,
2017	$1,605
2018	6,688
2019	6,688
2020	7,014
2021	7,027
Thereafter	703,516

Total minimum lease payments	$732,538

Litigation. In the ordinary course of business, from time to time, the Company expects to be subject to legal claims and administrative proceedings, none of which are currently outstanding, which the Company believes could have, individually or in the aggregate, a material adverse effect on its business, financial condition or results of operations, liquidity or cash flows.

NOTE 14 — COMMITMENTS AND CONTINGENCIES

Ground leases. The Landlord was assigned ground leases in connection with the Borgata Transaction, as discussed in Note 3. Such amounts will be paid by the Tenant pursuant to the Master Lease through 2046 (including renewal periods). Estimated minimum lease payments pursuant to the ground leases through 2070 are as follows:

Year ending December 31,	(in thousands)
2017	$6,421
2018	6,688
2019	6,688
2020	7,014
2021	7,027
Thereafter	703,516

$737,354

Litigation. In the ordinary course of business, from time to time, the Company expects to be subject to legal claims and administrative proceedings, none of which are currently outstanding, which the Company believes could have, individually or in the aggregate, a material adverse effect on its business, financial condition or results of operations, liquidity or cash flows.